CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 41,004	$ (64,155)	$ (70,115)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Impairment on intangible assets	2,351	739	211
Depreciation and amortization	8,640	6,262	4,836
Gain on disposal of equipments	(24)	(5)
Gain on disposal of discontinued operations		(1,341)	(633)
Exchange gain on dual currency deposit and offshore accounts	(7,753)	(3,781)	(1,673)
Provision for doubtful accounts	831	446	274
Earnings on available-for-sale investments	(50,911)		(755)
Earnings in equity method investment	(1,320)
Gain on disposal of cost method investment		(40)
Impairment on equity method investment			102
Impairment on long lived assets	79
Change in fair value of warrants		74,364	68,184
Share-based compensation expense	5,523	2,798	2,256
Changes in operating assets and liabilities:
Accounts receivable	213	(339)	(8,295)
Prepaid expenses and other current assets	(29,446)	(4,261)	(4,155)
Other non-current assets	(1,332)
Accounts payable	12,344	4,030	612
Amounts due from related party	1,364
Accrued expenses and other payables	12,561	1,228	7,098
Deferred revenue	2,319	2,268	1,928
Income tax payable	1,125	427	167
Deferred income taxes	(768)	(1,352)	15
Net cash provided by (used in) operating activities	(3,200)	17,288	57
Cash flows from investing activities:
Considerations paid for business acquisition (net of cash acquired of $nil, $nil and $5,332 for the years ended December 31, 2009, 2010 and 2011, respectively)	(74,268)
Sales of short-term investments	331,420	1,713,833	981,361
Purchase of short-term investments	(311,262)	(1,712,243)	(988,681)
Purchase of cost method investment	(2,460)
Purchase of equity method investment	(46,599)
Increase in term deposit	(696,939)
Purchases of equipment	(18,998)	(5,701)	(9,916)
Purchases of intangible assets	(325)	(165)	(194)
Proceeds from disposal of equipment	89	11	2
Proceeds from sales of discontinued business	18,443		730
Net cash used in investing activities	(800,899)	(4,265)	(16,698)
Cash flows from financing activities:
Issuance of ordinary shares		2,104	11
Repurchase of ordinary shares	(44,361)	(42,455)
Shares issued during IPO	777,379
Proceeds from exercise of Series D warrants	198,090	84,106	80,372
Proceeds from exercise of share options	14,233	1,566
Loans due to a related party			(154)
Cash received for share subscription receivable	4,909
Capital contribution from noncontrolling interest shareholders	542
Net cash provided by financing activities	950,792	32,721	55,599
Net increase in cash and cash equivalents	146,693	45,744	38,958
Cash and cash equivalents at beginning of year	136,063	90,376	51,424
Effect of exchange rate changes	1,887	(57)	(6)
Cash and cash equivalents at end of year	284,643	136,063	90,376
Supplemental cash flow information:
Income taxes paid	376	8	380
Noncash investing and financing actions:
Receivable for disposition of Mop.com and Gummy Inc (Note 4)		18,141
Receivable for exercise of Tranche 4 Series D warrants (Note 18)		198,090
Class A ordinary shares
Cash flows from financing activities:
Repurchase of ordinary shares		(6,840)	(2,100)
Class B ordinary shares
Cash flows from financing activities:
Repurchase of ordinary shares		(5,760)	(874)
Class C ordinary shares
Cash flows from financing activities:
Repurchase of ordinary shares			$ (21,656)